ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 178,015	$ 152,116	$ 113,794
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	50,850	47,710	35,241
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	127,165	104,406	78,553
UNITED STATES | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,758	29,678	23,937
UNITED STATES | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,960	74,648	58,062
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49,500	43,800	33,900
ISRAEL | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,935	3,146	3,527
ISRAEL | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,071	4,722	4,170
Europe [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,708	3,658	1,802
Europe [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,975	12,294	6,656
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,449	11,228	5,975
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 17,159	$ 12,742	$ 9,665